Accounting Policies - Background and Basis of Presentation (Detail) $ in Millions	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of business segments | Segment				2
Allocated expenses	$ 97.2	$ 85.5		$ 424.5	$ 351.4	$ 343.0
Spin-off
Restructuring Cost and Reserve [Line Items]
Allocated expenses			$ 74.0		$ 95.0	$ 95.0